Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Interest, Dividend and Fee Income
Loans	$ 10,693	$ 10,005	$ 5,311	$ 28,892	$ 13,589
Securities (Notes 2 and 12)	3,099	2,895	1,505	8,132	3,824
Deposits with banks	1,029	882	228	2,950	360
Interest, Dividend and Fee Income	14,821	13,782	7,044	39,974	17,773
Interest Expense
Deposits	7,102	6,262	1,743	18,647	3,302
Subordinated debt	109	103	57	313	153
Other liabilities	2,705	2,603	1,047	7,274	2,200
Interest Expense	9,916	8,968	2,847	26,234	5,655
Net Interest Income	4,905	4,814	4,197	13,740	12,118
Non-Interest Revenue
Securities commissions and fees	253	258	262	774	825
Deposit and payment service charges	404	395	338	1,115	999
Trading revenues (Note 12)	400	340	(975)	(543)	3,453
Lending fees	388	383	351	1,153	1,070
Card fees	126	173	131	446	405
Investment management and custodial fees	476	462	432	1,377	1,339
Mutual fund revenues	316	307	315	936	1,003
Underwriting and advisory fees	253	269	220	730	962
Securities gains, other than trading (Note 2)	36	36	85	147	309
Foreign exchange gains, other than trading	67	59	47	180	128
Insurance revenue	166	726	542	2,223	61
Share of profit in associates and joint ventures	(2)	66	99	133	215
Other	141	152	55	428	253
Non-Interest Revenue	3,024	3,626	1,902	9,099	11,022
Total Revenue	7,929	8,440	6,099	22,839	23,140
Provision for Credit Losses (Notes 3 and 12)	492	1,023	136	1,732	87
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	4	591	413	1,788	(314)
Non-Interest Expense
Employee compensation	3,065	2,975	2,135	8,606	6,521
Premises and equipment	1,216	1,261	918	3,432	2,596
Amortization of intangible assets	286	280	151	729	448
Advertising and business development	219	195	135	554	356
Communications	95	91	67	260	206
Professional fees	280	312	182	824	517
Other	477	459	271	1,227	774
Non-Interest Expense	5,638	5,573	3,859	15,632	11,418
Income Before Provision for Income Taxes	1,795	1,253	1,691	3,687	11,949
Provision for income taxes (Note 10)	341	194	326	927	2,895
Net Income	1,454	1,059	1,365	2,760	9,054
Attributable to:
Bank shareholders	1,452	1,056	1,365	2,755	9,054
Non-controlling interest in subsidiaries	2	3		5
Net Income	$ 1,454	$ 1,059	$ 1,365	$ 2,760	$ 9,054
Earnings Per Common Share (Canadian $) (Note 9)
Basic	$ 1.97	$ 1.31	$ 1.96	$ 3.61	$ 13.49
Diluted	1.97	1.3	1.95	3.6	13.45
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 9)
Dividends per common share	$ 1.47	$ 1.43	$ 1.39	$ 4.33	$ 4.05